Restatement of Previously Issued Financial Statements - Schedule of Restatement of Statement of Cash Flows (Detail) - BOWX ACQUISITION CORP [Member] - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Supplemental Cash Flow Information [Abstract]
Accretion on Class A common stock subject to possible redemption amount		$ 26,169,980			$ 26,169,980	$ 26,169,980
As Previously Reported
Supplemental Cash Flow Information [Abstract]
Initial value of Class A common stock subject to possible redemption			$ 401,719,790		401,719,790
Change in value of Class A common stock subject to possible redemption	$ (5,617,140)		50,864,810	$ (16,800,860)	47,392,050
Accretion on Class A common stock subject to possible redemption amount					0
Restatement Adjustment
Supplemental Cash Flow Information [Abstract]
Initial value of Class A common stock subject to possible redemption			(401,719,790)		(401,719,790)
Change in value of Class A common stock subject to possible redemption			(50,864,810)		(47,392,050)
Accretion on Class A common stock subject to possible redemption amount			26,169,980		26,169,980
As Restated
Supplemental Cash Flow Information [Abstract]
Initial value of Class A common stock subject to possible redemption					0
Change in value of Class A common stock subject to possible redemption	$ 0			$ 0	0
Accretion on Class A common stock subject to possible redemption amount			$ 26,169,980		$ 26,169,980